     As filed with the Securities and Exchange Commission on April 23, 2003

                                                       REGISTRATION NO. 33-83120

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933             /X/

                       PRE-EFFECTIVE AMENDMENT NO. ___                       / /


                       POST-EFFECTIVE AMENDMENT NO. 9                        /X/


                 REGISTRATION STATEMENT UNDER THE INVESTMENT                 /X/
                               COMPANY ACT OF 1940


                                AMENDMENT NO. 9                              /X/


                                   ----------

                         PIA VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                                   ----------

                     THE PENN INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                  Depositor's Telephone Number: (215) 956-9177

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Insurance and Annuity Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    COPY TO:
             Michael Berenson                        C. Ronald Rubley
             Morgan, Lewis & Bockius LLP             Morgan, Lewis & Bockius LLP
             1111 Pennsylvania Avenue, N.W.          1701 Market Street
             Washington, D.C. 20004                  Philadelphia, PA 19103

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
     / / immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

     / / 60 days after filing pursuant to paragraph (a) of Rule 485 / / on (date) pursuant to paragraph (a) of Rule 485

PROSPECTUS  -  MAY 1, 2003
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

PENNANT


PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Insurance and Annuity Company ("PIA" or the "Company"). Please read it carefully and save it for future reference.


The Contract is an agreement between you and PIA. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:


- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
- allows you to choose to receive annuity payments over different periods of time, including over your lifetime.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.


THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 6% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.


FOR CONTRACTS SOLD IN SOME STATES, NOT ALL FUNDS OR FIXED INTEREST OPTIONS ARE AVAILABLE. ALSO, IN SOME STATES THE NUMBER OF YEARS DURING WHICH PURCHASE PAYMENTS MAY BE MADE TO THE COMPANY IS LIMITED.


You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing The Penn Insurance and Annuity Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through PIA Variable Annuity Account I (the "Separate Account").


PENN SERIES FUNDS, INC.                                              MANAGER
        Money Market Fund                                            Independence Capital Management, Inc.
        Limited Maturity Bond Fund                                   Independence Capital Management, Inc.
        Quality Bond Fund                                            Independence Capital Management, Inc.
        High Yield Bond Fund                                         T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                        T. Rowe Price Associates, Inc.
        Growth Equity Fund                                           Independence Capital Management, Inc.
        Large Cap Value Fund                                         Putnam Investment Management, LLC
        Large Cap Growth Fund                                        Franklin Advisers, Inc.
        Index 500 Fund                                               Wells Capital Management Incorporated
        Mid Cap Growth Fund                                          Turner Investment Partners, Inc.
        Mid Cap Value Fund                                           Neuberger Berman Management Inc.
        Strategic Value Fund                                         Lord, Abbett & Co.
        Emerging Growth Fund                                         RS Investment Management, Inc.
        Small Cap Value Fund                                         Royce & Associates, LLC
        International Equity Fund                                    Vontobel Asset Management, Inc.
        REIT Fund                                                    Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                           MANAGER
        Balanced Portfolio                                           Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND               MANAGER
        Equity-Income Portfolio                                      Fidelity Management & Research Company
        Growth Portfolio                                             Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II            MANAGER
        Asset Manager Portfolio                                      Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                 MANAGER
        Emerging Markets Equity (International) Portfolio            Van Kampen



A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.


Under the fixed component of the Contract, you may direct us to invest in one or more options in our fixed interest account.

PROSPECTUS CONTENTS


GLOSSARY                                                                         5

EXPENSES                                                                         6

EXAMPLES OF FEES AND EXPENSES                                                    8

CONDENSED FINANCIAL INFORMATION                                                  9

THE PENN INSURANCE AND ANNUITY COMPANY                                           9

THE SEPARATE ACCOUNT                                                             9
    Accumulation Units - Valuation                                               9
    Voting Instructions                                                         10
    Investment Options in the Separate Account                                  10
        Penn Series Funds, Inc.                                                 10
        Neuberger Berman Advisers Management Trust                              11
        Fidelity Investments' Variable Insurance Products Fund                  12
        Fidelity Investments' Variable Insurance Products Fund II               12
        Van Kampen's The Universal Institutional Funds, Inc.                    12

THE FIXED INTEREST ACCOUNTS                                                     12

THE CONTRACT                                                                    13
    How Do I Purchase a Contract?                                               13
    What Types of Annuity Payments May I Choose?                                14
       Variable Annuity Payments                                                14
       Fixed Annuity Payments                                                   14
       Other Information                                                        14
    What Are the Death Benefits Under My Contract?                              15
       Enhanced Death Benefit                                                   15
       Choosing a Lump Sum or Annuity                                           15
    May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?     16
       Before the Annuity Date                                                  16
       After the Annuity Date                                                   16
       General Rules                                                            16
       Dollar Cost Averaging                                                    16
       Automatic Rebalancing                                                    16
    May I Withdraw Any of My Money?                                             17
       Systematic Withdrawals                                                   17
       403(b) Withdrawals                                                       17
    Deferment of Payments and Transfers                                         17
    What Charges Do I Pay?                                                      17
       Administration Charges                                                   18
       Mortality and Expense Risk Charge                                        18
       Contingent Deferred Sales Charge                                         18
       Free Withdrawals                                                         18
       Premium Taxes                                                            19

PERFORMANCE INFORMATION                                                         19

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                              19
   General Information                                                          19
   Loans Under Section 403(b) Contracts                                         20

FEDERAL INCOME TAX CONSIDERATIONS                                               21
   Withdrawals and Death Benefits                                               21
   Annuity Payments                                                             21
   Early Withdrawals                                                            21
   Transfers                                                                    21
   Separate Account Diversification                                             22
   Qualified Plans                                                              22

FINANCIAL STATEMENTS                                                            23

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                    24

APPENDIX A                                                                      25

GLOSSARY


     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Insurance and Annuity Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.


     CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

     FIXED ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.


     SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and Annuity Company that is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.


     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


     WE OR US: A reference to "we" or "us" denotes The Penn Insurance and Annuity Company, also referred to in this Prospectus as PIA.

     YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES



  Sales Load Imposed on Purchase Payments                                   None
  Maximum Contingent Deferred Sales Charge  6% of purchase payments withdrawn(1)
  Exchange Fee                                                              None



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                  $   30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                              1.25%
  Contract Administration Charge                                                 0.15%
                                                                               ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                           1.40%



TOTAL ANNUAL FUND OPERATING EXPENSES                                        MINIMUM            MAXIMUM
                                                                            -------            -------
(expenses that are deducted from Fund assets, including management fees and
other expenses)                                                                0.36%(3)           1.93%(4)


----------

(1) See WHAT CHARGES DO I PAY? in this Prospectus for information on the decline in the charge over time and free withdrawals
(2) You pay $30 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $50,000.
(3) The total expenses for the Fund, after voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(4) The total expenses for the Fund, after voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      TOTAL         NET
                                 MANAGEMENT     OTHER      FUND        FEE         FUND
                                    FEES       EXPENSES  EXPENSES    WAIVERS      EXPENSES
                                 ----------    --------  --------    -------      --------
     Money Market                   0.19%       0.28%     0.47%       0.00%        0.47%
     Limited Maturity Bond          0.30%       0.33%     0.63%       0.00%        0.63%
     Quality Bond                   0.34%       0.28%     0.62%       0.00%        0.62%
     High Yield Bond                0.50%       0.33%     0.83%       0.00%        0.83%
     Flexibly Managed               0.60%       0.25%     0.85%       0.00%        0.85%(1)
     Growth Equity                  0.64%       0.29%     0.93%       0.01%(2)     0.92%(1)
     Large Cap Value                0.60%       0.28%     0.88%       0.00%        0.88%(1)
     Large Cap Growth               0.55%       1.56%     2.11%       1.13%(3)     0.98%
     Index 500                      0.07%       0.29%     0.36%       0.00%        0.36%(7)
     Mid Cap Growth                 0.70%       0.35%     1.05%       0.06%(3)     0.99%(1)
     Mid Cap Value                  0.55%       0.30%     0.85%       0.00%        0.85%(1)
     Strategic Value                0.72%       1.52%     2.24%       1.00%(4)     1.24%
     Emerging Growth                0.74%       0.32%     1.06%       0.01%(5)     1.05%
     Small Cap Value                0.85%       0.31%     1.16%       0.01%(6)     1.15%
     International Equity           0.85%       0.38%     1.23%       0.00%        1.23%(1)
     REIT                           0.70%       1.55%     2.25%       1.03%(4)     1.22%

----------

Unless otherwise noted, these expenses are for the fiscal year ended
December 31, 2002.
(1) Certain subadvisors have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:



         Flexibly Managed                                     0.84%
         Growth Equity                                        0.87%
         Large Cap Value                                      0.86%
         Mid Cap Growth                                       0.88%
         Mid Cap Value                                        0.75%
         International Equity                                 1.19%



(2) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(3) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(4) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year.
(5) The Administrator and Adviser have contractually agreed to waive fees and/or reimburse expenses, so long as they serve as Administrator and Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(6) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(7) The total expenses for the Index 500 Fund, after voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                     MANAGEMENT/
                                    ADMINISTRATION                        TOTAL FUND
                                         FEES          OTHER EXPENSES      EXPENSES
                                   ----------------   ----------------   ------------
Balanced                                0.85%              0.27%             1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                     MANAGEMENT                       TOTAL FUND
                                        FEE        OTHER EXPENSES      EXPENSES
                                    ------------  ----------------   -------------
Equity-Income                          0.48%             0.09%             0.57%
Growth                                 0.58%             0.09%             0.67%


----------

(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                     MANAGEMENT                       TOTAL FUND
                                        FEE        OTHER EXPENSES      EXPENSES
                                    ------------  ----------------   -------------
Asset Manager                           0.53%             0.10%           0.63%


----------

(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the ..fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT                       TOTAL FUND
                                                 FEE        OTHER EXPENSES      EXPENSES
                                             ------------  ----------------   -------------
Emerging Markets Equity (International)          1.25%             0.68%          1.93%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES


     This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers.

     The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have made a single purchase payment:



                                                           ONE     THREE    FIVE     TEN
                                                           YEAR    YEARS    YEARS    YEARS
                                                          ------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses     $  858  $ 1,393  $ 1,937  $ 3,649
          Assuming Minimum Total Annual Fund Expenses     $  711  $   943  $ 1,173  $ 2,105

     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period:



                                                           ONE     THREE    FIVE     TEN
                                                           YEAR    YEARS    YEARS    YEARS
                                                          ------  -------  -------  -------
          Assuming Maximum Total Annual Fund Expenses     $ 339  $ 1,032  $ 1,750  $ 3,649
          Assuming Minimum Total Annual Fund Expenses     $ 182  $   563  $   969  $ 2,105


CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN INSURANCE AND ANNUITY COMPANY


     PIA is a Delaware stock life insurance company. It is a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. PIA is licensed to sell insurance and annuities in 48 states and the District of Columbia.

     We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.


THE SEPARATE ACCOUNT

     PIA established PIA Variable Annuity Account I (the "Separate Account") on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of PIA do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of PIA.


     The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2002 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

ACCUMULATION UNITS - VALUATION

     Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instruction) at our administrative office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.


     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.


INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.:


     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.


     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:


     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:


     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.


     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.


     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.


READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNT


The fixed interest account is part of the Company's general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

     A combination variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:


     - the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this Prospectus.

     - the fixed interest accounts. The fixed interest accounts are guaranteed and funded by PIA through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.


     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;


     - the subaccounts and/or the fixed interest account in which your purchase payments are invested;

     - whether or not to transfer money among the available subaccounts and fixed interest account;


     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and


     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.


     For Contracts sold in Oregon, New Jersey and Washington, you may make purchase payments only during the first three Contract years.

     You may contact us by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?


     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


     The minimum purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b) of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250.

We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.


     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5.5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.


WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?


     You may choose from the following options:

     - AN ANNUITY FOR A SET NUMBER OF YEARS - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

     - A LIFE ANNUITY - Annuity payments will continue until the Annuitant's death;

     - A LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

     - A JOINT AND SURVIVOR LIFE ANNUITY - Annuity payments will continue until the death of the surviving joint Annuitant; or

     -    Any other form of annuity that we and you may agree upon.

     You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.


     The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, your annuity payments will increase. If the annual net investment return is less than 3%, your payments will decrease.

     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     OTHER INFORMATION. Unless you tell us otherwise:

     - you or the person you designate will receive a life annuity with payments guaranteed for 10 years. Annuitants with tax deferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 401 of the Code will receive a joint and survivor annuity.

     - the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date.

     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month and may not be earlier than your second contract anniversary.

     You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?


     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.


     If the Contract Owner (other than a trust) or the Annuitant dies prior to the Annuity Date, we will pay the Beneficiary the greater of (1) the Contract Value as of the date on which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Interest Account Value on the date the above information is received at our administrative office and the net purchase payments and transfers allocated to the Separate Account (i.e., all purchase payments and transfers to the Separate Account minus all prior withdrawals and transfers made from the Separate Account). We generally pay the death benefit within 7 days after we have sufficient information to make the payment. For the discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


     ENHANCED DEATH BENEFIT. If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the Beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death benefit is the sum of: (1) the Fixed Account Value, and (2) the net purchase payments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.

     If the Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.


     CHOOSING A LUMP SUM OR ANNUITY. Your beneficiary has one year from your date of death to choose to receive the death benefit lump sum or in the form of an annuity.

     - If he or she chooses a lump sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to the subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).


     - If an annuity is selected, payments must commence within one year of the date of death and must be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

     - If an election is not made within one year of the date of death, the death benefit will be paid to the Beneficiary in a lump sum.


If the annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 to 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?


     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and a fixed interest option of the fixed interest account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the subaccount or fixed interest account must be at least $250.

     - You may transfer amounts from a fixed interest account only at the completion of the interest period or within 25 days thereafter.


     AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.


     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

     - Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

     GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so.


     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a flat dollar amount ($100 minimum) transferred monthly from one account to other accounts ($50 minimum per account) to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the One Year Fixed Interest Option. You may do this for from 12 to 60 months or until you tell us to change or cancel the dollar cost averaging.


     AUTOMATIC REBALANCING. Automatic Rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

MAY I WITHDRAW ANY OF MY MONEY?

     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.


     - The minimum withdrawal is $500. If it is your first withdrawal in a Contract year, the minimum withdrawal is 15% of total purchase payments if less.

     - You may make a partial withdrawal only if the amount remaining in the Contract is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken a fixed interest account beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in the order of ascending duration.


     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed 15% of total purchase payments at the time of the request. The minimum amount of each withdrawal payment is $50. Payments can be either a fixed dollar amount or a fixed percentage of purchase payments. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS


     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


WHAT CHARGES DO I PAY?


     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     ADMINISTRATION CHARGES. These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $50,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest. We assess this charge on each Contract anniversary and on any other date that your Variable Account Value is reduced to zero by withdrawal or transfer.

     - We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.


     For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

     CONTINGENT DEFERRED SALES CHARGE. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.


     You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection.


            YEAR AFTER PURCHASE PAYMENT
            IN WHICH WITHDRAWAL IS MADE                        APPLICABLE CHARGE
                    First                                            6%
                    Second                                           6%
                    Third                                            5%
                    Fourth                                           4%
                    Fifth                                            3%
                    Sixth                                            2%
                    Seventh                                          1%
                    Eighth and thereafter                            0%



     Purchase payments will be treated as withdrawn on a first-in and first-out basis. The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

     FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

     SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

     MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

     ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.


     DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Internal Revenue Code.


     PREMIUM TAXES. Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%


PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.


     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).


MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION


     Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option;
(2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Option; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Option, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest

Option, we credit interest at an effective annual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of living as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Fixed Interest Option and the Five and Seven Year Fixed Interest Options equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Interest Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of a premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that Contract year. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.


LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.


     If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Internal Revenue Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS


     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;


     -    distributions made after death; or


     -    withdrawals attributable to total and permanent disability.


     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.


     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under
Section 403(b) of the Code, pension or profit share plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and the corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.


     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.


     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.


     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the financial statements of the Company appear in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS



VARIABLE ANNUITY PAYMENTS                                             B-2
       First Variable Annuity Payment                                 B-2
       Subsequent Variable Annuity Payments                           B-2
       Annuity Units                                                  B-2
       Value of Annuity Units                                         B-2
       Net Investment Factor                                          B-2
       Assumed Interest Rate                                          B-3
       Valuation Period                                               B-3

PERFORMANCE DATA                                                      B-3
       Average Annual Total Return                                    B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                             B-7

DISTRIBUTION OF CONTRACTS                                             B-7

CUSTODIAN                                                             B-7

INDEPENDENT AUDITORS                                                  B-7

LEGAL MATTERS                                                         B-8

FINANCIAL STATEMENTS                                                  B-8

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate The financial data included in the tables should be read in Account. conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    12.682  $    12.368  $    11.831  $    11.461  $    11.066  $    10.673  $    10.310  $   10.000
Accumulation Unit Value,
end of period                 $    12.713  $    12.682  $    12.368  $    11.831  $    11.461  $    11.066  $    10.673  $   10.310
Number of Accumulation Units
outstanding, end of period      1,548,478    1,278,215    1,024,742    1,436,416    1,143,557      709,094      609,075     186,641


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    15.607  $    14.533  $    13.159  $    13.344  $    12.284  $    11.531  $    11.229  $   10.000
Accumulation Unit Value,
end of period                 $    16.203  $    15.607  $    14.533  $    13.159  $    13.344  $    12.284  $    11.531  $   11.229
Number of Accumulation Units
outstanding, end of period        619,998      677,304      599,315      727,944      757,765      432,962      275,302      64,152


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(b)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    13.311  $    12.658  $    11.922  $    11.914  $    11.573  $    10.995  $    10.690  $   10.000
Accumulation Unit Value,
end of period                 $    13.947  $    13.311  $    12.658  $    11.922  $    11.914  $    11.573  $    10.995  $   10.690
Number of Accumulation Units
outstanding, end of period        330,028      224,351      208,281      261,083      319,947      270,171      214,093      51,495


----------

(a) Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.
(b) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    14.955  $    14.184  $    14.936  $    14.530  $    14.060  $    12.315  $    10.967  $    10.000
Accumulation Unit Value,
end of period                 $    15.250  $    14.955  $    14.184  $    14.936  $    14.530  $    14.060  $    12.315  $    10.967
Number of Accumulation Units
outstanding, end of period        437,513      535,924      630,162      815,877      806,706      596,879      290,291       57,255

----------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    22.091  $    20.313  $    16.855  $    15.948  $    15.245  $    13.367  $    11.649  $    10.000
Accumulation Unit Value,
end of period                 $    21.895  $    22.091  $    20.313  $    16.855  $    15.948  $    15.245  $    13.367  $    11.649
Number of Accumulation Units
outstanding, end of period      2,975,864    3,527,243    3,667,112    4,769,665    5,522,285    4,704,147    2,989,155      591,562


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    17.183  $    23.340  $    32.030  $    24.222  $    17.339  $    13.873  $    11.747  $    10.000
Accumulation Unit Value,
end of period                 $    11.030  $    17.183  $    23.340  $    32.030  $    24.222  $    17.339  $    13.873  $    11.747
Number of Accumulation Units
outstanding, end of period        574,789      727,135      858,521      777,680      569,824      403,911      140,629       13,923


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    21.729  $    22.577  $    20.327  $    20.780  $    19.230  $    15.604  $    12.640  $    10.000
Accumulation Unit Value,
end of period                 $    18.222  $    21.729  $    22.577  $    20.327  $    20.780  $    19.230  $    15.604  $    12.640
Number of Accumulation Units
outstanding, end of period      1,036,048    1,312,809    1,428,715    1,925,809    2,077,252    1,768,950      916,524      177,701


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                YEAR ENDED DECEMBER 31,
                                        2002(a)
                                -----------------------
Accumulation Unit Value,
beginning of period                  $    10.000
Accumulation Unit Value,
end of period                        $     8.361
Number of Accumulation Units
outstanding, end of period                27,702


----------

(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                      YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------
                                 2002        2001        2000        1999        1998      1997(b)
                              --------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $   14.193  $   16.352  $   18.271  $   15.375  $   12.150  $ 10.000
Accumulation Unit Value,
end of period                 $   10.877  $   14.193  $   16.352  $   18.271  $   15.375  $ 12.150
Number of Accumulation Units
outstanding, end of period     1,118,277   1,518,913   1,754,507   1,684,923   1,051,390   352,855


----------

(a) Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.



PENN SERIES MID CAP GROWTH FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(b)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    11.919  $    16.815  $    18.057  $    11.130  $    11.536  $    12.092  $    12.817  $   10.000
Accumulation Unit Value,
end of period                 $     7.923  $    11.919  $    16.815  $    18.057  $    11.130  $    11.536  $    12.092  $   12.817
Number of Accumulation Units
outstanding, end of period        272,366      340,530      377,440      229,819      278,560      319,882      314,124      71,869


----------

(a)  American Century V.I. Capital Appreciation Portfolio prior to May 1, 2000.
(b) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------
                                2002      2001      2000     1999       1998     1997(b)
                              ----------------------------------------------------------
Accumulation Unit Value,
beginning of period           $  15.447 $  16.177 $  13.490 $  12.741 $  12.399 $  10.000
Accumulation Unit Value,
end of period                 $  13.797 $  15.447 $  16.177 $  13.490 $  12.741 $  12.399
Number of Accumulation Units
outstanding, end of period      466,723   557,078   630,310   727,365   677,892   280,205


----------

(a) Neuberger Berman Advisers Management Trust Partners Portfolio prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                     YEAR ENDED DECEMBER 31,
                                             2002(a)
                                    -------------------------
Accumulation Unit Value,
beginning of period                     $   10.000
Accumulation Unit Value,
end of period                           $    8.495
Number of Accumulation Units
outstanding, end of period                  45,129


----------

(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.



PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------
                                2002      2001      2000      1999     1998      1997(a)
                              ----------------------------------------------------------
Accumulation Unit Value,
beginning of period           $  30.337 $  36.554 $  51.877 $  18.457 $  13.793 $  10.000
Accumulation Unit Value,
end of period                 $  17.326 $  30.337 $  36.554 $  51.877 $  18.457 $  13.793
Number of Accumulation Units
outstanding, end of period      432,745   524,138   639,767   515,665   347,843   184,859


----------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.



PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    17.965  $    15.605  $    13.915  $    14.301  $    15.966  $    13.161  $    11.145  $   10.000
Accumulation Unit Value,
end of period                 $    14.746  $    17.965  $    15.605  $    13.915  $    14.301  $    15.966  $    13.161  $   11.145
Number of Accumulation Units
outstanding, end of period        553,047      679,787      652,462      712,259      786,502      673,274      353,352      55,394


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    14.264  $    20.125  $    25.093  $    17.465  $    14.902  $    13.688  $    11.880  $   10.000
Accumulation Unit Value,
end of period                 $    12.667  $    14.264  $    20.125  $    25.093  $    17.465  $    14.902  $    13.688  $   11.880
Number of Accumulation Units
outstanding, end of period        730,158      954,969    1,090,618      979,901      998,105      880,235      525,885      54,604


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES REIT FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                     YEAR ENDED DECEMBER 31,
                                             2002(a)
                                    -------------------------
Accumulation Unit Value,
beginning of period                     $       10.000
Accumulation Unit Value,
end of period                           $        9.158
Number of Accumulation Units
outstanding, end of period                      20,477


----------

(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    16.949  $    19.838  $    21.078  $    16.003  $    14.467  $    12.282  $    11.653  $   10.000
Accumulation Unit Value,
end of period                 $    13.847  $    16.949  $    19.838  $    21.078  $    16.003  $    14.467  $    12.282  $   11.653
Number of Accumulation Units
outstanding, end of period        300,074      407,163      523,959      375,371      380,135      299,996      228,709      69,633


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    20.743  $    22.132  $    20.702  $    19.744  $    17.937  $    14.199  $    12.600  $    10.000
Accumulation Unit Value,
end of period                 $    16.988  $    20.743  $    22.132  $    20.702  $    19.744  $    17.937  $    14.199  $    12.600
Number of Accumulation Units
outstanding, end of period      1,075,070    1,373,560    1,565,423    1,986,847    1,974,265    1,658,212    1,134,707      246,915


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    23.932  $    29.471  $    33.574  $    24.773  $    18.010  $    14.791  $    13.077  $    10.000
Accumulation Unit Value,
end of period                 $    16.495  $    23.932  $    29.471  $    33.574  $    24.773  $    18.010  $    14.791  $    13.077
Number of Accumulation Units
outstanding, end of period      1,218,553    1,563,951    1,848,711    1,791,053    1,557,325    1,360,867    1,007,942      223,746


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------------------
                                 2002         2001         2000        1999          1998         1997         1996        1995(a)
                              -----------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period           $    17.180  $    18.165  $    19.175  $    17.504  $    15.428  $    12.968  $    11.475  $    10.000
Accumulation Unit Value,
end of period                 $    15.462  $    17.180  $    18.165  $    19.175  $    17.504  $    15.428  $    12.968  $    11.475
Number of Accumulation Units
outstanding, end of period        302,925      363,677      446,747      462,939      345,777      290,902      196,768       51,476


----------

(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.



VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY (INTERNATIONAL) PORFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                               YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------
                                2002      2001      2000      1999      1998     1997(a)
                              ----------------------------------------------------------
Accumulation Unit Value,
beginning of period           $  7.154  $  7.758  $ 12.943  $  6.703  $  8.966  $ 10.000
Accumulation Unit Value,
end of period                 $  6.427  $  7.154  $  7.758  $ 12.943  $  6.703  $  8.966
Number of Accumulation Units
outstanding, end of  period    227,816   261,272   344,387   235,834   217,260   110,227


----------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2003

PIA PENNANT


PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2003 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through PIA Variable Annuity Account I (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Insurance and Annuity Company ("PIA" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com, or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS                       B-2
     First Variable Annuity Payment             B-2
     Subsequent Variable Annuity Payments       B-2
     Annuity Units                              B-2
     Value of Annuity Units  B-2
     Net Investment Factor                      B-2
     Assumed Interest Rate B-3
     Valuation Period B-3

PERFORMANCE DATA                                B-3
     Average Annual Total Return                B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES       B-7

DISTRIBUTION OF CONTRACTS                       B-7

CUSTODIAN                                       B-7

INDEPENDENT AUDITORS                            B-7

LEGAL MATTERS                                   B-8

FINANCIAL STATEMENTS                            B-8

VARIABLE ANNUITY PAYMENTS


FIRST VARIABLE ANNUITY PAYMENT


     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS


     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.


ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:


     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

     PLUS

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.


     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:


     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:


     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.45% of the daily net asset value of the subaccount.


ASSUMED INTEREST RATE


     A 3% assumed interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.


VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                         AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------------
                                             ONE       FIVE      SINCE INCEPTION
                                             YEAR      YEARS      OR TEN YEARS
                                INCEPTION   ENDED      ENDED          ENDED
FUND (MANAGER)                    DATE*    12/31/02  12/31/02       12/31/02
-------------                   --------- ---------  --------   ----------------
Quality Bond (a)                 03/01/95     -1.62%     5.20%         6.23%
    (Independence Capital)
Limited Maturity Bond (a)        05/01/00     -0.71%      n/a          4.19%
    (Independence Capital)
High Yield Bond (a)              03/01/95     -3.38%     1.15%         5.42%
    (T. Rowe Price)
Flexibly Managed (a)             03/01/95     -5.70%     7.10%        10.47%
    (T. Rowe Price)
Growth Equity (a)                03/01/95    -39.23%    -9.08%         1.17%
    (Independence Capital)
Large Cap Value (a)              03/01/95    -20.56%    -1.54%         7.87%
    (Putnam)
Large Cap Growth (a)             05/01/02       n/a       n/a        -30.44%
    (Franklin Advisers)
Index 500 (a)                    05/01/00    -27.41%      n/a        -19.09%
    (Wells)
Mid Cap Growth (a)               05/01/00    -37.06%      n/a        -29.88%
    (Turner)
Mid Cap Value (a)                05/01/00    -15.38%      n/a         -0.17%
    (Neuberger Berman)
Strategic Value (a)              05/01/02       n/a       n/a        -28.77%
    (Lord, Abbett & Co.)
Emerging Growth (a)              05/01/97    -45.94%     4.23%        9.78%
    (RS Investment Management)
Small Cap Value (a)              03/01/95    -22.25%    -2.06%         4.97%
    (Royce)
International Equity (a)         03/01/95    -15.87%    -3.65%         2.96%
    (Vontobel)
REIT (a)                         05/01/02       n/a       n/a        -20.28%
    (Heitman Real Estate
       Securities)
Balanced (b)                     03/01/95    -22.61%    -1.33%         4.14%
    (Neuberger Berman)
Equity-Income (c)                03/01/95    -22.42%    -1.55%         6.90%
    (Fidelity Investments)
Growth (c)                       03/01/95    -34.74%    -2.18%         6.51%
    (Fidelity Investments)
Asset Manager (d)                03/01/95    -14.73%    -0.43%         5.62%
    (Fidelity Investments)
Emerging Markets Equity
(International) (e)              05/01/97    -14.89%    -6.91%        -7.95%
    (Van Kampen)

----------
* Date underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------------
                                             ONE       FIVE      SINCE INCEPTION
                                             YEAR      YEARS      OR TEN YEARS
                                INCEPTION   ENDED      ENDED          ENDED
FUND (MANAGER)                    DATE*    12/31/02  12/31/02        12/31/02
-------------                   --------- ---------  --------   ----------------
Quality Bond (a)                 03/17/87    3.67%       5.56%         5.69%
    (Independence Capital)
Limited Maturity Bond (a)        05/01/00    4.63%        n/a          5.91%
    (Independence Capital)
High Yield Bond (a)              08/06/84    1.83%       1.50%         5.48%
    (T. Rowe Price)
Flexibly Managed (a)             07/31/84   -0.63%       7.47%        10.22%
    (T. Rowe Price)
Growth Equity (a)                06/01/83  -35.95%      -8.76%         1.54%
    (Independence Capital)
Large Cap Value (a)              03/17/87  -16.29%      -1.20%         7.58%
    (Putnam)
Large Cap Growth (a)             05/01/02     n/a         n/a        -23.68%
    (Franklin Advisers)
Index 500 (a)                    05/01/00  -23.51%        n/a        -17.76%
    (Wells)
Mid Cap Growth (a)               05/01/00  -33.67%        n/a        -28.72%
    (Turner)
Mid Cap Value (a)                05/01/00  -10.82%        n/a          1.47%
    (Neuberger Berman)
Strategic Value (a)              05/01/02     n/a         n/a        -21.85%
    (Lord, Abbett & Co.)
Emerging Growth (a)              05/01/97  -43.03%       4.59%        10.11%
    (RS Investment Management)
Small Cap Value (a)              03/01/95  -18.07%      -1.72%         4.97%
    (Royce)
International Equity (a)         11/01/92  -11.34%      -3.32%         4.09%
    (Vontobel)
REIT (a)                         05/01/02     n/a         n/a        -12.53%
    (Heitman Real Estate
    Securities)
Balanced (b)                     02/28/89  -18.45%      -0.99%         3.68%
    (Neuberger Berman)
Equity-Income (c)                10/09/86  -18.24%      -1.21%         8.11%
    (Fidelity Investments)
Growth (c)                       10/09/86  -31.22%      -1.85%         6.85%
    (Fidelity Investments)
Asset Manager (d)                09/06/89  -10.14%      -0.08%         5.48%
    (Fidelity Investments)
Emerging Markets Equity
    (International) (e)          10/01/96  -10.31%      -6.59%        -5.91%
    (Van Kampen)

----------
*    Date underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND

                                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------------
                                             ONE       FIVE      SINCE INCEPTION
                                             YEAR      YEARS      OR TEN YEARS
                                INCEPTION   ENDED      ENDED         ENDED
FUND (MANAGER)                    DATE*    12/31/02  12/31/02       12/31/02
-------------                   --------- ---------  --------   ----------------
Quality Bond (a)                 03/17/87    3.80%       5.68%         5.79%
    (Independence Capital)
Limited Maturity Bond (a)        05/01/00    4.76%        n/a          6.04%
    (Independence Capital)
High Yield Bond (a)              08/06/84    1.95%       1.62%         5.58%
    (T. Rowe Price)
Flexibly Managed (a)             07/31/84   -0.50%       7.58%        10.30%
    (T. Rowe Price)
Growth Equity (a)                06/01/83  -35.82%      -8.66%         1.63%
    (Independence Capital)
Large Cap Value (a)              03/17/87  -16.16%      -1.08%         7.66%
    (Putnam)
Large Cap Growth (a)             05/01/02     n/a         n/a        -23.51%
    (Franklin Advisers)
Index 500 (a)                    05/01/00  -23.38%        n/a        -17.59%
    (Wells)
Mid Cap Growth (a)               05/01/00  -33.54%        n/a        -28.53%
    (Turner)
Mid Cap Value (a)                05/01/00  -10.69%        n/a          1.59%
    (Neuberger Berman)
Strategic Value (a)              05/01/02     n/a         n/a        -21.67%
    (Lord, Abbett & Co.)
Emerging Growth (a)              05/01/97  -42.90%       4.66%        10.17%
    (RS Investment Management)
Small Cap Value (a)              03/01/95  -17.94%      -1.59%         5.07%
    (Royce)
International Equity (a)         11/02/92  -11.21%      -3.21%         4.17%
    (Vontobel)
REIT (a)                         05/01/02     n/a         n/a        -12.35%
    (Heitman Real Estate
    Securities)
Balanced (b)                     02/28/89  -18.32%      -0.88%         3.78%
    (Neuberger Berman)
Equity-Income (c)                10/09/86  -18.12%      -1.09%         8.18%
    (Fidelity Investments)
Growth (c)                       10/09/86  -31.09%      -1.75%         6.92%
    (Fidelity Investments)
Asset Manager (d)                09/06/89  -10.01%       0.03%         5.56%
    (Fidelity Investments)
Emerging Markets Equity
(International) (e)              10/01/96  -10.18%      -6.45%        -5.73%
    (Van Kampen)

----------
*    Date underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) TO THE POWER OF n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; N is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula:
P(1+T) TO THE POWER OF n=EV. In the formula, P is a hypothetical investment of $1,000; in Table 2 and $10,000 in Table 3; T is the average annual total return; N is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the period, and therefore do not reflect the Contract's contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.


     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

ADMINISTRATIVE AND RECORDKEEPING SERVICES


     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.


DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2002, 2001 and 2000, the Company paid to HTK underwriting commissions of approximately $2,145, $5,693 and $28,893, respectively.

     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5.50% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS


     Ernst & Young LLP serves as independent auditors of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS


     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.


FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                   MONEY          QUALITY        HIGH YIELD    GROWTH EQUITY
                                                   TOTAL        MARKET FUND+     BOND FUND+      BOND FUND+       FUND+
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                   19,658,224         956,775         984,124         646,290
Cost                                           $  287,342,677  $   19,658,224  $   10,028,120  $    8,981,236  $   17,343,928

ASSETS:
Investments at market value                    $  226,760,025  $   19,658,224  $   10,046,139  $    6,672,360  $    6,340,105
Dividends receivable                                   19,080          19,080               -               -               -
Receivable for securities                               8,670           8,670               -               -               -

LIABILITIES:
Due to The Penn Insurance and Annuity Company           8,736             755             384             256             231
                                               --------------  --------------  --------------  --------------  --------------
NET ASSETS                                     $  226,779,039  $   19,685,219  $   10,045,755  $    6,672,104  $    6,339,874
                                               ==============  ==============  ==============  ==============  ==============

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   MONEY          QUALITY        HIGH YIELD    GROWTH EQUITY
                                                   TOTAL        MARKET FUND+     BOND FUND+      BOND FUND+       FUND+
                                               --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Dividends                                      $    4,699,342  $      281,752  $      389,876  $      637,165      $        -
EXPENSE:
Mortality and expense risk and
   administrative charges                           3,781,926         244,838         142,546         103,614         127,294
                                               --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                          917,416          36,914         247,330         533,551        (127,294)
                                               --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
Realized gains (losses) from redemption of
   fund shares                                    (23,607,268)              -           5,706        (290,979)     (3,529,136)
Capital gains distributions                         4,523,244               -          15,187               -               -
                                               --------------  --------------  --------------  --------------  --------------

Net realized gains (losses) from investment
   transactions                                   (19,084,024)              -          20,893        (290,979)     (3,529,136)
Net change in unrealized appreciation
   (depreciation) of investments                  (24,853,709)              -         120,588        (133,062)       (346,009)
                                               --------------  --------------  --------------  --------------  --------------

Net realized and unrealized gains (losses)
   on investments                                 (43,937,733)              -         141,481        (424,041)     (3,875,145)
                                               --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $  (43,020,317) $       36,914  $      388,811  $      109,510  $   (4,002,439)
                                               ==============  ==============  ==============  ==============  ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  LARGE CAP       FLEXIBLY                       SMALL CAP       EMERGING
                                                    VALUE         MANAGED       INTERNATIONAL     VALUE           GROWTH
                                                    FUND +         FUND+         EQUITY FUND+     FUND +          FUND+
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT IN COMMON STOCK
Number of Shares                                    1,351,392       3,489,446         878,366         741,396         632,746
Cost                                           $   26,145,956  $   66,378,664  $   14,080,688  $    9,464,067  $   13,697,518

ASSETS:
Investments at market value                    $   18,878,946  $   65,427,116  $    9,249,195  $    8,155,355  $    7,498,038
Dividends receivable                                        -               -               -               -               -
Receivable for securities                                   -               -               -               -               -

LIABILITIES:
Due to The Penn Insurance and
   Annuity Company                                        733           2,524             357             320             291
                                               --------------  --------------  --------------  --------------  --------------
NET ASSETS                                     $   18,878,213  $   65,424,592  $    9,248,838  $    8,155,035  $    7,497,747
                                               ==============  ==============  ==============  ==============  ==============

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  LARGE CAP       FLEXIBLY                       SMALL CAP       EMERGING
                                                    VALUE         MANAGED       INTERNATIONAL     VALUE           GROWTH
                                                    FUND +         FUND+         EQUITY FUND+     FUND +          FUND+
                                               --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Dividends                                      $      327,513  $    1,824,193  $       14,871   $           -  $            -
EXPENSE:
MORTALITY AND EXPENSE RISK AND
   ADMINISTRATIVE CHARGES                             336,692       1,032,432         159,898         152,030         148,155
                                               --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                           (9,179)        791,761        (145,027)       (152,030)       (148,155)
                                               --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption
   of fund shares                                  (2,029,461)       (193,617)     (2,806,446)       (159,043)     (4,534,945)
Capital gains distributions                           302,867       2,904,493               -         673,553               -
                                               --------------  --------------  --------------  --------------  --------------

Net realized gains (losses) from
   investment transactions                         (1,726,594)      2,710,876      (2,806,446)        514,510      (4,534,945)
Net change in unrealized appreciation
   (depreciation)
of investments                                     (2,660,728)     (4,098,113)      1,602,151      (2,552,517)     (1,869,257)
                                               --------------  --------------  --------------  --------------  --------------

Net realized and unrealized gains
   (losses) on investments                         (4,387,322)     (1,387,237)     (1,204,295)     (2,038,007)     (6,404,202)
                                               --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $   (4,396,501) $     (595,476) $   (1,349,322) $   (2,190,037) $   (6,552,357)
                                               ==============  ==============  ==============  ==============  ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     ANDII
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  LIMITED                      MID CAP       MID CAP
                                               MATURITY BOND    INDEX 500       GROWTH        VALUE
                                                   FUND+          FUND+          FUND+        FUND+
                                               -------------  -------------  ------------  ------------
INVESTMENT IN COMMON STOCK
Number of Shares                                     430,194      2,010,549       508,955       660,481
Cost                                           $   4,436,373  $  20,044,862  $  5,085,817  $  6,603,489

ASSETS:
Investments at market value                    $   4,603,071  $  12,163,819  $  2,157,968  $  6,439,687
Dividends receivable                                       -              -             -             -
Receivable for securities                                  -              -             -             -

LIABILITIES:
Due to The Penn Insurance and Annuity Company            176            468            83           248
                                               -------------  -------------  ------------  ------------
NET ASSETS                                     $   4,602,895  $  12,163,351  $  2,157,885  $  6,439,439
                                               =============  =============  ============  ============

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      LIMITED                      MID CAP      MID CAP
                                                   MATURITY BOND    INDEX 500       GROWTH       VALUE
                                                       FUND+          FUND+          FUND+        FUND+
                                                   -------------  -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS):
Dividends                                          $      99,504  $     179,942  $          -  $     39,123
EXPENSE:
Mortality and expense risk and administrative
   charges                                                51,688        229,364        42,018       108,755
                                                   -------------  -------------  ------------  ------------

Net investment income (loss)                              47,816        (49,422)      (42,018)      (69,632)
                                                   -------------  -------------  ------------  ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
Realized gains (losses) from redemption of fund
   shares                                                  2,888     (2,313,208)     (779,177)      (16,389)
Capital gains distributions                               24,329              -             -             -
                                                   -------------  -------------  ------------  ------------

Net realized gains (losses) from investment
   transactions                                           27,217     (2,313,208)     (779,177)      (16,389)
Net change in unrealized appreciation
   (depreciation)
of investments                                            86,490     (2,218,206)     (496,047)     (786,530)
                                                   -------------  -------------  ------------  ------------

Net realized and unrealized gains (losses) on
   investments                                           113,707     (4,531,414)   (1,275,224)     (802,919)
                                                   -------------  -------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $     161,523  $  (4,580,836) $ (1,317,242) $   (872,551)
                                                   =============  =============  ============  ============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               LARGE CAP
                                                GROWTH     STRATEGIC VALUE     REIT         BALANCED
                                                FUND+         FUND+            FUND+        PORTFOLIO++
                                               ---------   ---------------   ----------   --------------
INVESTMENT IN COMMON STOCK
Number of Shares                                  27,543            44,891       20,837          532,040
Cost                                           $ 238,195   $       393,708   $  197,241   $    9,276,085

ASSETS:
Investments at market value                    $ 231,639   $       383,370   $  187,537   $    4,155,229
Dividends receivable                                   -                 -            -                -
Receivable for securities                              -                 -            -                -

LIABILITIES:
Due to The Penn Insurance and Annuity Company          9                14            7              158
                                               ---------   ---------------   ----------   --------------
NET ASSETS                                     $ 231,630   $       383,356   $  187,530   $    4,155,071
                                               =========   ===============   ==========   ==============

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      LARGE CAP
                                                       GROWTH     STRATEGIC VALUE     REIT         BALANCED
                                                       FUND(a)+      FUND(a)+         FUND(a)+     PORTFOLIO++
                                                      ---------   ---------------   ----------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                                             $     840   $        1,458    $    4,796   $      153,367
EXPENSE:
Mortality and expense risk and administrative
   charges                                                1,080            2,193         1,200           76,243
                                                      ---------   ---------------   ----------   --------------

Net investment income (loss)                               (240)            (735)        3,596           77,124
                                                      ---------   ---------------   ----------   --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
   shares                                                   204           (2,645)         (389)        (844,935)
Capital gains distributions                                   -                -             -                -
                                                      ---------   ---------------   ----------   --------------

Net realized gains (losses) from investment
   transactions                                             204           (2,645)         (389)        (844,935)
Net change in unrealized appreciation (depreciation)
  of investments                                         (6,556)         (10,338)       (9,704)        (416,738)
                                                      ---------   ---------------   ----------   --------------

Net realized and unrealized gains (losses) on
   investments                                           (6,352)         (12,983)      (10,093)      (1,261,673)
                                                      ---------   ---------------   ----------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $  (6,592)  $      (13,718)   $   (6,497)  $   (1,184,549)
                                                      =========   ==============    ==========   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                    EMERGING
                                                 EQUITY INCOME    GROWTH      ASSET MANAGER      MARKETS EQUITY
                                                 PORTFOLIO+++   PORTFOLIO+++  PORTFOLIO+++    (INT'L) PORTFOLIO++++
                                                 -------------  ------------  -------------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares                                     1,005,711       857,519        367,378                 242,417
Cost                                             $  19,541,343  $ 27,242,019  $   5,974,594   $           2,530,550

ASSETS:
Investments at market value                      $  18,263,713  $ 20,100,242  $   4,684,071   $           1,464,201
Dividends receivable                                         -             -              -                       -
Receivable for securities                                    -             -              -                       -

LIABILITIES:
Due to The Penn Insurance and Annuity Company              709           776            180                      57

                                                 -------------  ------------  -------------   ---------------------
NET ASSETS                                       $  18,263,004  $ 20,099,466  $   4,683,891   $           1,464,144
                                                 =============  ============  =============   =====================

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                    EMERGING
                                                 EQUITY INCOME    GROWTH       ASSET MANAGER     MARKETS EQUITY
                                                 PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                 -------------  -------------  -------------  ---------------------
NET INVESTMENT INCOME (LOSS):
Dividends                                        $     442,884  $      76,492  $     225,566  $                   -
EXPENSE:
Mortality and expense risk and administrative
   charges                                             330,703        389,688         75,296                 26,199
                                                 -------------  -------------  -------------  ---------------------

Net investment income (loss)                           112,181       (313,196)       150,270                (26,199)
                                                 -------------  -------------  -------------  ---------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of
   fund shares                                        (993,746)    (4,438,023)      (292,381)              (391,546)
Capital gains distributions                            602,815              -              -                      -
                                                 -------------  -------------  -------------  ---------------------

Net realized gains (losses) from investment
   transactions                                       (390,931)    (4,438,023)      (292,381)              (391,546)
Net change in unrealized appreciation
   (depreciation)
of investments                                      (4,663,718)    (6,136,979)      (492,152)               233,716
                                                 -------------  -------------  -------------  ---------------------

Net realized and unrealized gains (losses) on
   investments                                      (5,054,649)   (10,575,002)      (784,533)              (157,830)
                                                 -------------  -------------  -------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                $  (4,942,468) $ (10,888,198) $    (634,263) $            (184,029)
                                                 =============  =============  =============  =====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHAGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                         TOTAL                MONEY MARKET FUND+          QUALITY BOND FUND+
                                             ----------------------------  --------------------------  --------------------------
                                                 2002          2001           2002          2001          2002            2001
                                             -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS:
   Net investment income (losses)            $     917,416  $   3,876,847  $     36,914  $    379,251  $    247,330  $    626,059
   Net realized gains (losses) from
     investment transactions                   (19,084,024)     6,030,663             -             -        20,893        50,013
   Net change in unrealized appreciation
     (depreciation)
     of investments                            (24,853,709)   (36,886,189)            -             -       120,588       (32,826)
                                             -------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
     resulting from operations                 (43,020,317)   (26,978,679)       36,914       379,251       388,811       643,246
                                             -------------  -------------  ------------  ------------  ------------  ------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                             1,540,009      4,281,816        20,815       582,830       227,357       414,518
   Surrender benefits                             (460,380)      (521,802)      (93,953)      (50,941)      (21,009)      (12,177)
   Net transfers                                (6,467,140)       220,893     9,400,338     5,646,237       495,526     1,796,708
   Contract administration charges                (127,736)      (329,611)       (6,482)       (4,508)       (3,721)       (2,395)
   Annuity benefits                            (38,334,888)   (33,828,169)   (5,883,724)   (3,015,711)   (1,611,256)     (979,532)
                                             -------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
   resulting from variable annuity
   activities                                  (43,850,135)   (30,176,873)    3,436,994     3,157,907      (913,103)    1,217,122
                                             -------------  -------------  ------------  ------------  ------------  ------------
   Total increase (decrease)  in net assets    (86,870,452)   (57,155,552)    3,473,908     3,537,158      (524,292)    1,860,368
NET ASSETS:
   Beginning of year                           313,649,491    370,805,043    16,211,311    12,674,153    10,570,047     8,709,679
                                             -------------  -------------  ------------  ------------  ------------  ------------
   END OF YEAR                               $ 226,779,039  $ 313,649,491  $ 19,685,219  $ 16,211,311  $ 10,045,755  $ 10,570,047
                                             =============  =============  ============  ============  ============  ============

                                               HIGH YIELD BOND FUND+        GROWTH EQUITY FUND+           LARGE CAP VALUE FUND+
                                             -------------------------   ---------------------------   ---------------------------
                                                 2002          2001           2002          2001          2002            2001
                                             -----------   -----------   ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (losses)            $   533,551   $   596,666   $   (127,294)  $   (187,391)  $     (9,179)  $    392,853
   Net realized gains (losses) from
     investment transactions                    (290,979)      (90,990)    (3,529,136)      (636,034)    (1,726,594)       103,305
   Net change in unrealized appreciation
     (depreciation)
     of investments                             (133,062)      (45,964)      (346,009)    (4,196,214)    (2,660,728)    (1,768,694)
                                             -----------   -----------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
     resulting from operations                   109,510       459,712     (4,002,439)    (5,019,639)    (4,396,501)    (1,272,536)
                                             -----------   -----------   ------------   ------------   ------------   ------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                              37,145        65,650         66,380        139,517         79,572        249,862
   Surrender benefits                             (9,869)      (21,891)       (14,302)       (19,117)       (41,288)       (40,302)
   Net transfers                                (589,536)     (140,827)    (1,056,634)    (1,424,925)    (1,952,748)       107,053
   Contract administration charges                (2,878)       (2,671)        (4,975)        (5,877)       (11,010)       (11,027)
   Annuity benefits                             (886,445)   (1,284,266)    (1,141,200)    (1,214,791)    (3,322,671)    (2,766,809)
                                             -----------   -----------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   resulting from variable annuity
   activities                                 (1,451,583)   (1,384,005)    (2,150,731)    (2,525,193)    (5,248,145)    (2,461,223)
                                             -----------   -----------   ------------   ------------   ------------   ------------
   Total increase (decrease)  in net assets   (1,342,073)     (924,293)    (6,153,170)    (7,544,832)    (9,644,646)    (3,733,759)
NET ASSETS:
   Beginning of year                           8,014,177     8,938,470     12,493,044     20,037,876     28,522,859     32,256,618
                                             -----------   -----------   ------------   ------------   ------------   ------------
   END OF YEAR                               $ 6,672,104   $ 8,014,177   $  6,339,874   $ 12,493,044   $ 18,878,213   $ 28,522,859
                                             ===========   ===========   ============   ============   ============   ============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          FLEXIBLY MANAGED FUND+      INTERNATIONAL EQUITY FUND+      SMALL CAP VALUE FUND+
                                       ---------------------------   ---------------------------   ---------------------------
                                          2002            2001          2002            2001           2002          2001
                                       ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (losses)      $    791,761   $  1,956,912   $   (145,027)  $     70,931   $   (152,030)  $    115,681

   Net realized gains (losses) from
     investment transactions              2,710,876      3,548,459     (2,806,446)      (700,903)       514,510        288,406
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (4,098,113)       937,537      1,602,151     (5,557,386)    (2,552,517)     1,225,335
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                (595,476)     6,442,908     (1,349,322)    (6,187,358)    (2,190,037)     1,629,422
                                       ------------   ------------   ------------   ------------   ------------   ------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                        467,528      1,217,877         43,573        106,929         58,520         68,108
   Surrender benefits                       (89,614)       (81,348)       (17,285)       (31,039)       (11,991)       (12,226)
   Net transfers                         (3,074,450)     2,944,533     (1,519,576)      (465,155)      (721,343)     1,136,485
   Contract administration charges          (29,250)       (26,604)        (5,909)        (6,412)        (5,206)        (4,493)
   Annuity benefits                      (9,167,712)    (7,075,190)    (1,522,454)    (1,745,840)    (1,186,076)      (787,986)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets  resulting
   from variable annuity activities     (11,893,498)    (3,020,732)    (3,021,651)    (2,141,517)    (1,866,096)       399,888
                                       ------------   ------------   ------------   ------------   ------------   ------------
   Total increase (decrease)  in net
     assets                             (12,488,974)     3,422,176     (4,370,973)    (8,328,875)    (4,056,133)     2,029,310
NET ASSETS:
   Beginning of year                     77,913,566     74,491,390     13,619,811     21,948,686     12,211,168     10,181,858
                                       ------------   ------------   ------------   ------------   ------------   ------------
   END OF YEAR                         $ 65,424,592   $ 77,913,566   $  9,248,838   $ 13,619,811   $  8,155,035   $ 12,211,168
                                       ============   ============   ============   ============   ============   ============

                                          EMERGING GROWTH FUND+      LIMITED MATURITY BOND FUND+       INDEX 500 FUND+
                                       ---------------------------   ---------------------------   -------------------------
                                           2002          2001           2002            2001         2002          2001
                                       ------------   ------------   -----------     -----------  ------------  ------------
OPERATIONS:
   Net investment income (losses)      $   (148,155)  $   (221,793)  $    47,816     $    81,973  $    (49,422) $    (66,739)
   Net realized gains (losses) from
     investment transactions             (4,534,945)      (154,348)       27,217           3,418    (2,313,208)     (852,213)
   Net change in unrealized
     appreciation (depreciation)
     of investments                      (1,869,257)    (3,443,215)       86,490          47,835    (2,218,206)   (2,782,607)
                                       ------------   ------------   -----------     -----------  ------------  ------------
Net increase (decrease) in net assets
     resulting from operations           (6,552,357)    (3,819,356)      161,523         133,226    (4,580,836)   (3,701,559)
                                       ------------   ------------   -----------     -----------  ------------  ------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                         55,509        177,769        44,866           9,924       113,943       412,957
   Surrender benefits                       (18,283)       (31,231)       (7,828)         (4,491)      (29,841)      (39,864)
   Net transfers                           (607,545)    (2,111,791)    2,083,157         554,638    (3,009,817)   (1,908,919)
   Contract administration charges           (7,870)        (9,047)         (986)           (723)      (11,191)      (11,728)
   Annuity benefits                      (1,270,434)    (1,693,971)     (663,848)       (343,081)   (1,873,854)   (1,886,288)
                                       ------------   ------------   -----------     -----------  ------------  ------------
Net increase (decrease) in net
   assets  resulting
   from variable annuity activities      (1,848,623)    (3,668,271)    1,455,361         216,267    (4,810,760)   (3,433,842)
                                       ------------   ------------   -----------     -----------  ------------  ------------
   Total increase (decrease)  in net
     assets                              (8,400,980)    (7,487,627)    1,616,884         349,493    (9,391,596)   (7,135,401)
NET ASSETS:
   Beginning of year                     15,898,727     23,386,354     2,986,011       2,636,518    21,554,947    28,690,348
                                       ------------   ------------   -----------     -----------  ------------  ------------
   END OF YEAR                         $  7,497,747   $ 15,898,727   $ 4,602,895     $ 2,986,011  $ 12,163,351  $ 21,554,947
                                       ============   ============   ===========     ===========  ============  ============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                       LARGE CAP
                                                            MID CAP GROWTH FUND+           MID CAP VALUE FUND+      GROWTH FUND(a)+
                                                         ---------------------------   ---------------------------  ---------------
                                                             2002           2001           2002           2001           2002
                                                         ------------   ------------   ------------   ------------  ---------------
OPERATIONS:
  Net investment income (losses)                         $    (42,018)  $    (57,180)  $    (69,632)  $    307,657   $       (240)
  Net realized gains (losses) from
    investment transactions                                  (779,177)      (242,130)       (16,389)        89,222            204
  Net change in unrealized appreciation (depreciation)
    of investments                                           (496,047)    (1,455,164)      (786,530)      (944,815)        (6,556)
                                                         ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                                (1,317,242)    (1,754,474)      (872,551)      (547,936)        (6,592)
                                                         ------------   ------------   ------------   ------------   ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                            38,653         65,728         37,567         81,297         28,751
  Surrender benefits                                           (3,933)        (9,982)       (14,531)       (22,236)           (30)
  Net transfers                                              (180,007)      (117,088)      (290,794)       (14,207)       211,827
  Contract administration charges                              (1,625)        (1,800)        (3,459)        (2,979)            (6)
  Annuity benefits                                           (436,332)      (470,601)    (1,020,727)    (1,086,356)        (2,320)
                                                         ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets  resulting
  from variable annuity activities                           (583,244)      (533,743)    (1,291,944)    (1,044,481)       238,222
                                                         ------------   ------------   ------------   ------------   ------------
  Total increase (decrease)  in net assets                 (1,900,486)    (2,288,217)    (2,164,495)    (1,592,417)       231,630
NET ASSETS:
  Beginning of year                                         4,058,371      6,346,588      8,603,934     10,196,351              -
                                                         ------------   ------------   ------------   ------------   ------------
  END OF YEAR                                            $  2,157,885   $  4,058,371   $  6,439,439   $  8,603,934   $    231,630
                                                         ============   ============   ============   ============   ============

                                                          STRATEGIC
                                                        VALUE FUND(a)+   REIT FUND(a)+       BALANCED PORTFOLIO++
                                                        --------------   -------------   ----------------------------
                                                             2002            2002            2002            2001
                                                        --------------   -------------   ------------    ------------
OPERATIONS:
  Net investment income (losses)                         $       (735)   $      3,596    $     77,124    $     53,758
  Net realized gains (losses) from
    investment transactions                                    (2,645)           (389)       (844,935)      2,798,394
  Net change in unrealized appreciation (depreciation)
    of investments                                            (10,338)         (9,704)       (416,738)     (4,313,477)
                                                         ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                                   (13,718)         (6,497)     (1,184,549)     (1,461,325)
                                                         ------------    ------------    ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                                            15,138          14,493          17,306           6,891
  Surrender benefits                                              (69)            (55)         (5,657)        (13,236)
  Net transfers                                               392,838         187,762        (841,397)       (976,066)
  Contract administration charges                                 (55)            (23)         (2,982)       (206,524)
  Annuity benefits                                            (10,778)         (8,150)       (727,798)       (843,990)
                                                         ------------    ------------    ------------    ------------
Net increase (decrease) in net assets  resulting
  from variable annuity activities                            397,074         194,027      (1,560,528)     (2,032,925)
                                                         ------------    ------------    ------------    ------------
  Total increase (decrease)  in net assets                    383,356         187,530      (2,745,077)     (3,494,250)

NET ASSETS:
  Beginning of year                                                 -               -       6,900,148      10,394,398
                                                         ------------    ------------    ------------    ------------
  END OF YEAR                                            $    383,356    $    187,530    $  4,155,071    $  6,900,148
                                                         ============    ============    ============    ============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       EQUITY INCOME PORTFOLIO+++          GROWTH PORTFOLIO+++         ASSET MANAGER PORTFOLIO+++
                                      -----------------------------   -----------------------------   -----------------------------
                                          2002           2001           2002           2001           2002           2001
                                      -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (losses)      $     112,181   $     149,716   $    (313,196)  $    (519,303)  $     150,270   $     227,065
  Net realized gains (losses) from
    investment transactions                (390,931)      1,331,610      (4,438,023)        739,349        (292,381)       (106,205)
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (4,663,718)     (3,680,433)     (6,136,979)    (10,263,611)       (492,152)       (563,039)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from operations       (4,942,468)     (2,199,107)    (10,888,198)    (10,043,565)       (634,263)       (442,179)
                                      -------------   -------------   -------------   -------------   -------------   -------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                          39,666         229,296         109,270         394,491          17,266          42,672
  Surrender benefits                        (30,330)        (43,687)        (38,679)        (68,252)        (10,271)        (15,672)
  Net transfers                          (2,088,775)       (896,763)     (3,095,337)     (3,034,197)        (72,505)       (519,728)
  Contract administration charges            (9,375)         (9,790)        (17,161)        (19,520)         (2,425)         (2,459)
  Annuity benefits                       (3,193,398)     (3,237,825)     (3,394,664)     (4,287,966)       (860,996)       (930,612)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from variable
  annuity activities                    (5,282,212)     (3,958,769)     (6,436,571)     (7,015,444)       (928,931)     (1,425,799)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total increase (decrease) in net
    assets                              (10,224,680)     (6,157,876)    (17,324,769)    (17,059,009)     (1,563,194)     (1,867,978)

NET ASSETS:
  Beginning of year                      28,487,684      34,645,560      37,424,235      54,483,244       6,247,085       8,115,063
                                      -------------   -------------   -------------   -------------   -------------   -------------
  END OF YEAR                         $  18,263,004   $  28,487,684   $  20,099,466   $  37,424,235   $   4,683,891   $   6,247,085
                                      =============   =============   =============   =============   =============   =============

                                             EMERGING MARKETS EQUITY
                                              (INT'L) PORTFOLIO++++
                                           ----------------------------
                                               2002            2001
                                           ------------    ------------
OPERATIONS:
  Net investment income (losses)           $    (26,199)   $    (29,269)
  Net realized gains (losses) from
    investment transactions                    (391,546)       (138,690)
  Net change in unrealized appreciation
    (depreciation) of investments               233,716         (49,451)
                                           ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                    (184,029)       (217,410)
                                           ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments                               6,691          15,500
  Surrender benefits                             (1,562)         (4,110)
  Net transfers                                (138,124)       (355,095)
  Contract administration charges                (1,147)         (1,054)
  Annuity benefits                             (150,051)       (177,354)
                                           ------------    ------------
Net increase (decrease) in net assets
  resulting from variable annuity
  activities                                   (284,193)       (522,113)
                                           ------------    ------------
  Total increase (decrease) in net assets      (468,222)       (739,523)

NET ASSETS:
  Beginning of year                           1,932,366       2,671,889
                                           ------------    ------------
  END OF YEAR                              $  1,464,144    $  1,932,366
                                           ============    ============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES
     The significant accounting policies of The PIA Variable Annuity Account I ("Account I") are as follows:

     GENERAL - Account I was established by The Penn Insurance and Annuity Company ("PIA") under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I contains contracts of the Pennant variable annuity product. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from PIA's other assets and liabilities. The portion of Account I's assets applicable to the variable annuity contracts is not chargeable with the liabilities arising out of any other business PIA may conduct. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and annuity activities during 2002 and 2001. Actual results could differ with those estimates.

     INVESTMENTS - Assets of Account I are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of PIA: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth, Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Fund I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. ("Van Kampen"):
Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investments in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of PIA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, PIA does not expect to incur federal income taxes on the earnings of Account I to the extent of the earnings are credited under the contracts. Based on this, no charge is being made currently to Account I for federal income taxes. PIA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. PIA believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

     RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2002 presentation.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the year ended December 31, 2002:

                                                      PURCHASES        SALES
                                                      ---------        -----
Money Market Fund                                    $ 16,018,839   $ 12,628,053
Quality Bond Fund                                       2,582,526      3,235,035
High Yield Bond Fund                                    1,117,593      2,037,246
Growth Equity Fund                                        662,833      2,943,496
Large Cap Value Fund                                    1,111,462      6,071,743
Flexibly Managed Fund                                   8,582,101     16,794,664
International Equity Fund                                 435,576      3,605,077
Small Cap Value Fund                                    2,624,641      3,971,762
Emerging Growth Fund                                    1,927,528      3,927,813
Limited Maturity Bond Fund                              3,010,820      1,483,793
Index 500 Fund                                          1,311,231      6,175,952
Mid Cap Growth Fund                                       344,414        970,559
Mid Cap Value Fund                                        564,958      1,928,288
Large Cap Growth Fund                                     266,060         28,069
Strategic Value Fund                                      470,375         74,022
REIT Fund                                                 262,879         65,249
Balanced Portfolio                                        316,588      1,801,467
Equity Income Portfolio                                 3,697,637      8,270,821
Growth Portfolio                                        1,303,474      8,061,275
Asset Manager Portfolio                                   509,173      1,289,125
Emerging Markets Equity (Int'l) Portfolio                 301,952        612,747

NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by PIA and for administration expenses at an annual rate of 1.25% and 0.15% respectively, of the average net assets of Account I. As reimbursement for expenses incurred in administering the contract, PIA receives $30 or 2% of account value, whichever is less per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived if contract value is more than $50,000.

     If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

NOTE 4.  UNIT VALUES

                                  DECEMBER 31, 2000            DECEMBER 31, 2001                  DECEMBER 31, 2002
                                  -----------------   ----------------------------------   ----------------------------------
                                       ENDING                                   ENDING                               ENDING
                                         UNIT           UNITS       UNITS        UNIT        UNITS       UNITS        UNIT
                                       BALANCE        PURCHASED    REDEEMED     BALANCE    PURCHASED    REDEEMED     BALANCE
                                  -----------------   ----------------------------------   ----------------------------------
Money Market Fund                     1,024,742       1,195,491    (942,018)   1,278,215   1,257,813    (987,550)   1,548,478
Quality Bond Fund                       599,315         180,044    (102,055)     677,304     144,120    (201,426)     619,998
High Yield Bond Fund                    630,162          47,714    (141,952)     535,924      33,429    (131,840)     437,513
Growth Equity Fund                      858,521          44,947    (176,333)     727,135      51,990    (204,336)     574,789
Large Cap Value Fund                  1,428,715         106,230    (222,136)   1,312,809      33,332    (310,093)   1,036,048
Flexibly Managed Fund                 3,667,112         252,110    (392,117)   3,527,105     184,467    (735,708)   2,975,864
International Equity Fund             1,090,618          90,199    (225,848)     954,969      33,165    (257,976)     730,158
Small Cap Value Fund                    652,462         153,508    (126,183)     679,787     114,210    (240,950)     553,047
Emerging Growth Fund                    639,767          73,808    (189,437)     524,138      98,145    (189,538)     432,745
Limited Maturity Bond Fund              208,281          52,556     (36,486)     224,351     212,254    (106,577)     330,028
Index 500 Fund                        1,754,507          42,764    (278,358)   1,518,913      94,569    (495,205)   1,118,277
Mid Cap Growth Fund                     377,440          89,850    (126,760)     340,530      37,173    (105,337)     272,366
Mid Cap Value Fund                      630,310          76,424    (149,656)     557,078      38,646    (129,001)     466,723
Large Cap Growth Fund                         -               -           -            -      30,850      (3,148)      27,702
Strategic Value Fund                          -               -           -            -      53,807      (8,678)      45,129
REIT Fund                                     -               -           -            -      27,655      (7,178)      20,477
Balanced Portfolio                      523,959          19,989    (136,785)     407,163      12,145    (119,234)     300,074
Equity Income Portfolio               1,565,423         187,113    (378,976)   1,373,560     137,462    (435,952)   1,075,070
Growth Portfolio                      1,848,711         135,953    (420,713)   1,563,951      67,673    (413,071)   1,218,553
Asset Manager Portfolio                 446,747           4,851     (87,921)     363,677      18,869     (79,621)     302,925
Emerging Markets Equity (Int'l)
  Portfolio                             344,387          27,459    (101,079)     270,767      39,360     (82,311)     227,816

NOTE 5. FINANCIAL HIGHLIGHTS

                                                AT DECEMBER 31, 2002               FOR THE YEAR ENDED DECEMBER 31, 2002
                                      --------------------------------------------------------------------------------------
                                                       UNIT                       INVESTMENT       EXPENSE          TOTAL
                                        UNITS       FAIR VALUE    NET ASSETS    INCOME RATIO*(%)  RATIO**(%)    RETURN***(%)
                                      --------------------------------------------------------------------------------------
Money Market Fund                     1,548,478       12.71       19,685,219         1.60            1.40            0.24
Quality Bond Fund                       619,998       16.20       10,045,755         3.82            1.40            3.81
High Yield Bond Fund                    437,513       15.25        6,672,104         8.59            1.40            1.97
Growth Equity Fund                      574,789       11.03        6,339,874            -            1.40          (35.81)
Large Cap Value Fund                  1,036,048       18.22       18,878,213         1.36            1.40          (16.14)
Flexibly Managed Fund                 2,975,864       21.99       65,424,592         2.47            1.40           (0.48)
International Equity Fund               730,158       12.67        9,248,838         0.13            1.40          (17.92)
Small Cap Value Fund                    553,047       14.75        8,155,035            -            1.40          (11.20)
Emerging Growth Fund                    432,745       17.33        7,497,747            -            1.40          (42.89)
Limited Maturity Bond Fund              330,028       13.95        4,602,895         2.69            1.40            4.78
Index 500 Fund                        1,118,277       10.88       12,163,351         1.09            1.40          (23.36)
Mid Cap Growth Fund                     272,366        7.92        2,157,885            -            1.40          (33.53)
Mid Cap Value Fund                      466,723       13.80        6,439,439         0.50            1.40          (10.68)
Large Cap Growth Fund                    27,702        8.36          231,630         0.69            1.40          (16.39)
Strategic Value Fund                     45,129        8.49          383,356         0.58            1.40          (15.05)
REIT Fund                                20,477        9.16          187,530         3.32            1.40           (8.42)
Balanced Portfolio                      300,074       13.85        4,155,071         2.82            1.40          (18.30)
Equity Income Portfolio               1,075,070       16.99       18,263,004         1.87            1.40          (18.10)
Growth Portfolio                      1,218,553       16.49       20,099,466         0.27            1.40          (31.08)
Asset Manager Portfolio                 302,925       15.46        4,683,891         4.18            1.40          (10.00)
Emerging Markets Equity (Int'l)
  Portfolio                             227,816        6.43        1,464,144            -            1.40          (10.17)

                                                AT DECEMBER 31, 2002               FOR THE YEAR ENDED DECEMBER 31, 2002
                                      --------------------------------------------------------------------------------------
                                                       UNIT                       INVESTMENT       EXPENSE          TOTAL
                                        UNITS       FAIR VALUE    NET ASSETS    INCOME RATIO*(%)  RATIO**(%)    RETURN***(%)
                                      --------------------------------------------------------------------------------------
Money Market Fund                     1,278,215       12.68       16,211,311         3.82            1.40            2.54
Quality Bond Fund                       677,304       15.61       10,570,047         4.97            1.40            7.40
High Yield Bond Fund                    535,924       14.96        8,014,177         8.28            1.40            5.44
Growth Equity Fund                      727,135       17.18       12,493,044         0.02            1.40          (26.38)
Large Cap Value Fund                  1,312,809       21.73       28,522,859         1.23            1.40           (3.76)
Flexibly Managed Fund                 3,527,105       22.09       77,913,566         2.71            1.40            8.75
International Equity Fund               954,969       14.26       13,619,811         1.73            1.40          (29.12)
Small Cap Value Fund                    679,787       17.97       12,211,168         0.11            1.40           15.12
Emerging Growth Fund                    524,138       30.34       15,898,727            -            1.40          (17.01)
Limited Maturity Bond                   224,351       13.31        2,986,011         3.83            1.40            5.15
Index 500 Fund                        1,518,913       14.19       21,554,947         1.04            1.40          (13.21)
Mid Cap Growth Fund                     340,530       11.92        4,058,371            -            1.40          (29.11)
Mid Cap Value Fund                      557,078       15.45        8,603,934         0.62            1.40           (4.51)
Balanced Portfolio                      407,163       16.95        6,900,148         2.01            1.40          (14.56)
Equity Income Portfolio               1,373,560       20.74       28,487,684         1.82            1.40           (6.28)
Growth Portfolio                      1,563,951       23.93       37,424,235         0.09            1.40          (18.79)
Asset Manager Portfolio                 363,677       17.18        6,247,085         4.67            1.40           (5.42)
Emerging Markets Equity (Int'l)
  Portfolio                             270,767        7.15        1,932,366            -            1.40           (7.79)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account I from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS

Board of Trustees of The Penn Insurance and Annuity Company and Contract Owners of PIA Variable Annuity Account I

We have audited the accompanying statements of assets and liabilities of PIA Variable Annuity Account I ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the PIA Variable Annuity Account I at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 4, 2003

                     THE PENN INSURANCE AND ANNUITY COMPANY
                                 BALANCE SHEETS

AS OF DECEMBER 31,                                           2002         2001
---------------------------------------------------------------------------------
(IN THOUSANDS, EXCEPT PER SHARE AMOUNT)
ASSETS

Debt securities, at fair value                            $  683,793   $  654,916
Equity securities, at fair value                                 608          822
Policy loans                                                 317,011      330,854
Short-term investments                                         9,249       14,501
Other invested assets                                          5,692       10,235
                                                          ----------   ----------
         Total investments                                 1,016,353    1,011,328

Cash and cash equivalents                                      1,176        1,901
Investment income due and accrued                             23,086       28,148
Deferred acquisition costs                                    37,119       56,438
Other assets                                                   5,968            -
Separate account assets                                      231,386      314,263
                                                          ----------   ----------

        TOTAL ASSETS                                      $1,315,088   $1,412,078
                                                          ==========   ==========

LIABILITIES

Reserves for future policy benefits                       $  103,392   $   98,901
Other policyholder funds                                     757,249      797,129
Accrued income tax payable                                    28,106       24,637
Other liabilities                                             21,770       16,238
Separate account liabilities                                 231,386      314,263
                                                          ----------   ----------

        TOTAL LIABILITIES                                  1,141,903    1,251,168
                                                          ----------   ----------

STOCKHOLDER'S EQUITY
Common stock, $2.50 par value; 1,000 shares
  authorized, issued, and outstanding                          2,500        2,500
Additional paid-in capital                                    92,869       92,869
Retained earnings                                             48,763       56,339
Accumulated other comprehensive income
    Unrealized gains on investments                           29,053        9,202
                                                          ----------   ----------
        TOTAL STOCKHOLDER'S EQUITY                           173,185      160,910
                                                          ----------   ----------

             TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $1,315,088   $1,412,078
                                                          ==========   ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE PENN INSURANCE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                      2002         2001         2000
--------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                 $   8,275    $   6,509    $  11,706
Policy fee income                                     30,419       30,604       25,227
Net investment income                                 73,397       75,983       72,161
Net realized capital (losses)/gains                   (4,166)       1,533       (6,208)
Other income                                           2,134          755        6,371
                                                   ---------    ---------    ---------

     TOTAL REVENUE                                   110,059      115,384      109,257
                                                   ---------    ---------    ---------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries      73,477       69,658       59,860
Reserves for future policy benefits                    4,426        1,633        7,356
General expenses                                      12,650       10,647        9,219
Amortization of deferred acquisition costs            12,977       11,813       15,132
                                                   ---------    ---------    ---------

TOTAL BENEFITS AND EXPENSES                          103,530       93,751       91,567
                                                   ---------    ---------    ---------

INCOME BEFORE INCOME TAXES                             6,529       21,633       17,690

Federal income tax/(benefit):
       Current                                          (409)       9,049        5,854
       Deferred                                       (1,486)      (1,799)        (566)
                                                   ---------    ---------    ---------
INCOME TAX EXPENSE                                    (1,895)       7,250        5,288
                                                   ---------    ---------    ---------

      NET INCOME                                       8,424    $  14,383    $  12,402
                                                   =========    =========    =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE PENN INSURANCE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                         ACCUMULATED
                                                              ADDITIONAL                    OTHER            TOTAL
                                                   COMMON      PAID-IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                                   STOCK       CAPITAL      EARNINGS    INCOME/(LOSS)       EQUITY
----------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2000                       $   2,500   $    92,869   $  67,354    $     (11,584)   $     151,139
   Net income for 2000                                  --            --      12,402               --           12,402
   Other comprehensive loss, net of tax:
        Unrealized depreciation of securities,
         net of reclassification adjustments            --            --          --           10,125           10,125
                                                                                                         -------------
   Comprehensive Loss                                                                                           22,527
   Dividend paid to Penn Mutual                         --            --     (14,500)              --          (14,500)
                                                 ---------   -----------   ---------    -------------    -------------
BALANCE AT DECEMBER 31, 2000                         2,500        92,869      65,256           (1,459)         159,166
   Net income for 2001                                  --            --      14,383               --           14,383
   Other comprehensive income, net of tax:
        Unrealized appreciation of securities,
         net of reclassification adjustments            --            --          --           10,661           10,661
                                                                                                         -------------
   Comprehensive Income                                                                                         25,044
   Dividend paid to Penn Mutual                         --            --     (23,300)              --          (23,300)
                                                 ---------   -----------   ---------    -------------    -------------
BALANCE AT DECEMBER 31, 2001                         2,500        92,869      56,339            9,202          160,910
   Net income for 2002                                  --            --       8,424               --            8,424
   Other comprehensive income, net of tax:
        Unrealized appreciation of securities,
         net of reclassification adjustments            --            --          --           19,851           19,851
                                                                                                         -------------
   Comprehensive Income                                                                                         28,275
   Dividend paid to Penn Mutual                         --            --     (16,000)              --          (16,000)
                                                 ---------   -----------   ---------    -------------    -------------
BALANCE AT DECEMBER 31, 2002                     $   2,500   $    92,869   $  48,763    $      29,053    $     173,185
                                                 =========   ===========   =========    =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE PENN INSURANCE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                            2002         2001         2000
------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
          CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                               $   8,424    $  14,383    $  12,402
Adjustments to reconcile net income to net cash provided by
operating activities
   Capitalization of deferred acquisition costs                               (112)        (324)      (1,040)
   Amortization of deferred acquisition costs                               12,977       11,813       15,132
   Policy fees on universal life and investment contracts                  (27,770)     (28,408)     (22,598)
   Interest credited on universal life and investment contracts             38,257       41,013       39,956
   Net realized capital losses/(gains)                                       4,166       (1,533)       6,208
   Decrease/(increase) in investment income due and accrued                  5,062       (2,334)      (3,932)
   Increase in reserves for future policy benefits                           4,491        1,536        6,914
   (Decrease)/increase in accrued income tax payable                        (7,220)         452       (2,270)
   Other, net                                                               (2,068)       5,168       (6,118)
                                                                         ---------    ---------    ---------

          NET CASH PROVIDED BY OPERATING ACTIVITIES                         36,207       41,766       44,654
                                                                         ---------    ---------    ---------

          CASH FLOWS FROM INVESTING ACTIVITIES

SALES OF INVESTMENTS:
   Debt securities available for sale                                      197,046      158,195      277,128
   Other                                                                       345           --        1,580

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
   Debt securities available for sale                                       75,375       44,638       74,792
   Other                                                                     2,856        2,342           --

COST OF INVESTMENTS ACQUIRED:
   Debt securities available for sale                                     (266,547)    (170,577)    (356,554)
   Other                                                                      (800)      (2,719)      (4,612)

Decrease/(increase) in short-term investments                                5,332      (13,113)          (9)
Decrease/(increase) in policy loans, net                                    13,843      (26,443)     (17,062)
                                                                         ---------    ---------    ---------

        NET CASH PROVIDED BY/(USED IN) INVESTING ACTIVITIES                 27,450       (7,677)     (24,737)
                                                                         ---------    ---------    ---------

        CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                     $  42,279    $  52,414    $  52,243
Withdrawals from universal life and investment contracts                  (134,783)    (102,108)     (97,653)
Transfers from separate accounts                                            44,122       39,329       38,265
Dividend to Penn Mutual                                                    (16,000)     (23,300)     (14,500)
                                                                         ---------    ---------    ---------

        NET CASH USED IN FINANCING ACTIVITIES                              (64,382)     (33,665)     (21,645)
                                                                         ---------    ---------    ---------
        NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS                  (725)         424       (1,728)

CASH AND CASH EQUIVALENTS

        Beginning of the year                                                1,901        1,477        3,205
                                                                         ---------    ---------    ---------
        END OF THE YEAR                                                  $   1,176    $   1,901    $   1,477
                                                                         =========    =========    =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE PENN INSURANCE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Insurance and Annuity Company (the "Company") was founded in 1980 and commenced business in 1981 as a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable and interest sensitive whole life insurance. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force although the Company no longer sells these products. The Company is licensed to do business in forty-eight states and the District of Columbia.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS
Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for mortgage and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of investments based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in an investment's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the investment.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships that are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(8) and $8 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity date of 90 days or less.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to universal life insurance policies and annuity products are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
RIDERS ON UNIVERSAL LIFE POLICIES AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for riders on universal life insurance policies and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for these riders are unearned cost of insurance charges using statutory assumptions for investment yields and mortality. Interest rate assumptions used in the calculation of the liabilities for universal life riders ranged from 3.5% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for the life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 4.59% to 11.25%. Premiums are recognized in income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 3.0% to 8.10%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its parent, Penn Mutual. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,500.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and notes to the financial statements. Actual results could differ from those estimates.

2.   INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,262 and $3,432 as of December 31, 2002 and 2001, respectively.

                                                                    DECEMBER 31, 2002
                                             -------------------------------------------------------------
                                                                  GROSS           GROSS
                                               AMORTIZED       UNREALIZED      UNREALIZED        FAIR
                                                 COST             GAINS          LOSSES          VALUE
                                             -------------------------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities           $       3,510   $         414   $          --   $       3,924
Foreign governments                                     --              --              --              --
Corporate securities                               311,812          36,218           5,998         342,032
Mortgage and other asset-backed securities         313,326          24,812             301         337,837
                                             -------------   -------------   -------------   -------------
     TOTAL                                   $     628,648   $      61,444   $       6,299   $     683,793
                                             =============   =============   =============   =============


                                                                    DECEMBER 31, 2001
                                             -------------------------------------------------------------
                                                                 GROSS           GROSS
                                               AMORTIZED       UNREALIZED      UNREALIZED        FAIR
                                                 COST            GAINS           LOSSES         VALUE
                                             -------------------------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities           $      43,314   $       3,870   $          --   $      47,184
Foreign governments                                  4,971             143              --           5,114
Corporate securities                               337,087          11,727           8,342         340,472
Mortgage and other asset-backed securities         250,100          12,326             280         262,146
                                             -------------   -------------   -------------   -------------
     TOTAL                                   $     635,472   $      28,066   $       8,622   $     654,916
                                             =============   =============   =============   =============

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2002 by contractual maturity.

                                                     AMORTIZED     FAIR
         Years to maturity:                             COST       VALUE
                                                     --------------------
         One or less                                 $   7,756  $   7,862
         After one through five                         72,035     77,568
         After five through ten                        123,985    145,399
         After ten                                     111,546    115,127
         Mortgage and other asset-backed securities    313,326    337,837
                                                     ---------  ---------
              TOTAL                                  $ 628,648  $ 683,793
                                                     =========  =========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.5 years.

At December 31, 2002, the Company held $337,837 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $258,571 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $79,266. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $307,038 are rated AAA and include $1,091 of interest only tranches. As of December 31, 2002 and 2001, the Company's investments included $15,983 and $20,439, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 9% and 13% of stockholder's equity as of December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the utility industry of $82,712, representing 12% of the total debt portfolio.

Proceeds during 2002, 2001, and 2000 from sales of available-for-sale securities were $197,046, $158,195, and $277,128. Gross gains and gross losses realized on those sales were $9,558 and $6,053, respectively, during 2002, $5,996 and $2,906, respectively, during 2001, and $799 and $5,686, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $5,739, $1,081, and $2,569, respectively, related to other than temporary impairments of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $59,862 and $45,965, respectively, were less than investment grade. At December 31, 2002 and 2001, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company held debt securities which were non-income producing for the preceding twelve months of $1,810 and $0 at December 31, 2002 and 2001, respectively.

EQUITY SECURITIES
The cost basis of equity securities were $608 and $821 as of December 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $0 and $9, respectively, and gross unrealized losses of $0 and $8, respectively, as of December 21, 2002 and 2001.

OTHER
Investments on deposit with regulatory authorities as required by law were $3,874 and $3,758 at December 31, 2002 and 2001, respectively.

3.  INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income for the years ended December 31.

                                          2002       2001       2000
                                        --------   --------   --------
       Debt securities                  $ 50,021   $ 49,200   $ 48,184
       Equity securities                      98         15          -
       Policy loans                       23,264     25,651     23,130
       Short-term investments                389        693      1,140
       Other invested assets                 548      1,333        652
                                        --------   --------   --------
       Gross investment income            74,320     76,892     73,106
             Less: Investment expense        923        909        945
                                        --------   --------   --------
       Net investment income            $ 73,397   $ 75,983   $ 72,161
                                        ========   ========   ========

The following table summarizes net realized capital (losses)/gains on investments for the years ended December 31.

                                                              2002        2001        2000
                                                            --------    --------    --------
       Debt securities                                      $ (2,234)   $  2,009    $ (7,456)
       Other                                                  (2,129)          8           -
       Amortization of deferred acquisition costs                197        (484)      1,248
                                                            --------    --------    --------
       Net realized capital (losses)/gains                  $ (4,166)   $  1,533    $ (6,208)
                                                            ========    ========    ========

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.

                                                              2002        2001       2000
                                                            --------    --------   --------
       Unrealized gains/(losses):
            Debt securities                                 $ 35,701    $ 21,629   $ 21,307
            Other invested assets                               (147)        491       (658)
                                                            --------    --------   --------
                                                              35,554      22,120     20,649
                                                            --------    --------   --------
       Less:
            Amortization of deferred acquisition
                 costs                                         5,014       5,715      5,071
            Deferred income taxes                             10,689       5,744      5,453
                                                            --------    --------   --------
       Net change in unrealized gains                       $ 19,851    $ 10,661   $ 10,125
                                                            ========    ========   ========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

       RECLASSIFICATION ADJUSTMENTS                           2002        2001       2000
                                                            --------    --------   --------
       Unrealized holding gains arising
            during period                                   $ 20,501    $ 12,473   $  6,525
       Reclassification adjustment for gains included
            in net income                                       (650)      1,812     (3,600)
                                                            --------    --------   --------
       Unrealized gains on investments, net
           of reclassification adjustment                   $ 19,851    $ 10,661   $ 10,125
                                                            ========    ========   ========

Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense/(benefit) of $350, $976, and $(1,917), respectively, and $(328), $1,309, and $(1,885), respectively, relating to the effects of such amounts on deferred acquisition costs.

4.   FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.

                                                   2002                      2001
                                         -----------------------   -----------------------
                                          CARRYING       FAIR       CARRYING       FAIR
                                           VALUE        VALUE         VALUE        VALUE
                                         ----------   ----------   ----------   ----------
FINANCIAL ASSETS:
   Debt securities, available for sale   $  683,793   $  683,793   $  654,916   $  654,916
   Equity securities                            608          608          822          822
   Policy loans                             317,011      317,011      330,854      330,854
   Short-term investments                     9,249        9,249       14,501       14,501
   Other invested assets                      5,692        5,692       10,235       10,235
   Cash and cash equivalents                  1,176        1,176        1,901        1,901
   Separate account assets                  231,386      231,386      314,263      314,263

FINANCIAL LIABILITIES:
   Investment-type contracts
        Individual annuities             $   58,145   $   64,314   $   57,627   $   60,564
        Other policyholder funds              2,009        2,009        4,110        4,110
                                         ----------   ----------   ----------   ----------
  Total policyholder funds                   61,737       64,674       60,154       66,323
  Separate account liabilities              231,386      231,386      314,263      314,263

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, and short-term investments and separate account assets approximate their fair values. The resulting fair value may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company may utilize derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $0 and $36,930 as of December 31, 2002 and 2001, respectively.

5.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                               2002        2001
                                             --------    --------
DEFERRED TAX ASSETS:
   Future policy benefits                    $  2,443    $  4,778
   Investment losses                            1,166       1,198
   Other                                          208         955
                                             --------    --------
          Total deferred tax asset              3,817       6,931
                                             --------    --------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                  14,685      18,489
   Unrealized investment gains                 15,609       4,920
   Other                                        1,941       2,737
                                             --------    --------
          Total deferred tax liability         32,235      26,146
                                             --------    --------
Net deferred tax liability                     28,418      19,215
Tax currently (receivable)/payable               (312)      5,422
                                             --------    --------
ACCRUED INCOME TAX PAYABLE                   $ 28,106    $ 24,637
                                             ========    ========

The income taxes attributable to net income are different from the amounts determined by multiplying net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the tax provision is summarized as follows:

                                                     2002       2001       2000
                                                   -------    -------    -------
   Tax expense at 35%                              $ 2,285    $ 7,572    $ 6,191
   Increase/(decrease) in income taxes resulting
   from:
      Dividends received deduction                    (320)      (397)    (1,019)
      Differential earnings amount                  (3,889)         -          -
      Other                                             29         75        116
                                                   -------    -------    -------
   Income tax expense                              $(1,895)   $ 7,250    $ 5,288
                                                   =======    =======    =======

Cash paid for federal income taxes in 2002, 2001, and 2000 was $4,233, $7,487, and $7,707, respectively.

The Internal Revenue Service has examined Penn Mutual's income tax returns through the year 1997 and is currently in the process of examining tax years 1998 to 2001. Management believes that an adequate provision has been made for any potential assessments.

6.   REINSURANCE:
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                ASSUMED       CEDED TO
                                   GROSS       FROM OTHER        OTHER          NET
                                  AMOUNT        COMPANIES      COMPANIES       AMOUNT
                               ------------   ------------   ------------   ------------
   DECEMBER 31, 2002:
     Life Insurance in Force   $  2,601,611   $  1,864,287   $    330,887   $  4,135,011
     Premiums                         8,275              -              -          8,275
     Benefits                        68,351          8,233          3,107         73,477
     Reserves & Other
        Policyholder Funds          645,921        214,720            633        860,008
   DECEMBER 31, 2001:
     Life Insurance in Force   $  2,809,103   $  2,271,563   $    745,585   $  4,335,081
     Premiums                         6,509              -              -          6,509
     Benefits                        66,545          6,902          3,789         69,658
     Reserves & Other
        Policyholder Funds          678,563        217,467          1,238        894,792

During 2000, the Company had gross premiums of $11,706, gross benefits of $60,367, assumed benefits of $7,123 and ceded benefits of $7,630.

The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $1,864,287 and $1,983,784 as of December 31, 2002 and 2001, respectively. The Company maintained reserves related to these policies of $214,720 and $217,378 as of December 31, 2002 and 2001, respectively. Net deposits assumed in connection with these agreements were $13,425, $14,352, and $6,851 in 2002, 2001, and 2000, respectively.

In 2000, the Company had an intercompany Yearly Renewable Term (YRT) reinsurance treaty with its parent, Penn Mutual, which covered certain universal life insurance products. Effective January 1, 2001, the Company rescinded this treaty. This treaty provided for an experience refund to be paid to the Company by Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products covered by the reinsurance agreement. As a result, $3,726 was received by the Company from Penn Mutual as an experience rating refund in 2000.

7.  RELATED PARTY TRANSACTIONS:
The Company's parent has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligation to its policyholders under the terms of the Company's policies and contracts.

Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 2002, 2001, and 2000, the total expenses incurred under this agreement were $9,034 and $8,673, and $7,394, respectively.

State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.

8.  COMMITMENTS AND CONTINGENCIES:
The Company and its parent are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance industry continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $3,406 relating to these investment activities. The fair value of these commitments approximates the face amount.

9.  STATUTORY INFORMATION:
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting NAIC SAP was a decrease to statutory capital and surplus of $1,082 as of January 1, 2001.

The Company's statutory capital and surplus at December 31, 2002 and 2001 was $106,564 and $107,228, respectively. The Company's net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000 was $11,959, $19,141, and $22,096, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
The Penn Insurance and Annuity Company
Wilmington, Delaware

We have audited the accompanying balance sheets of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 10, 2003

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

               (a) FINANCIAL STATEMENTS INCLUDED IN PART B:


                   FINANCIAL STATEMENTS OF PIA VARIABLE ANNUITY ACCOUNT I. Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - December 31, 2002
                   Statements of Changes in Net Assets for the years ended
                     December 31, 2002 and 2001
                   Notes to Financial Statements - December 31, 2002 Report of Independent Auditors

                   FINANCIAL STATEMENTS OF THE PENN INSURANCE AND ANNUITY
                   COMPANY.
                   Balance Sheets - As of December 31, 2002 and 2001
                   Income Statements for the years ended December 31, 2002,
                     2001, and 2000
                   Statements of Changes in Stockholder's Equity for the years ended December 31, 2002, 2001, and 2000
                   Statements of Cash Flows for the years ended December 31,
                     2002, 2001, and 2000
                   Notes to Financial Statements
                   Report of Independent Auditors


                   (b) Exhibits

                   1. Resolution of Board of Directors of The Penn Insurance and Annuity Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1 to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

                   2.          Not applicable.


                   3.  (a)     Form of Sales Support Agreement between The Penn
                               Insurance and Annuity Company and Hornor,
                               Townsend & Kent, Inc. dated March 1, 1995.
                               Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-4 (File No.
                               33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession
                               No.0000950116-00-000970) on April 26, 2000.


                       (b) Form of Agent's Agreement between the Company, Hornor, Townsend & Kent, Inc. and Agent, relating to broker dealer supervision. Incorporated herein by reference to Exhibit 3(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on
                               April 28, 1999.

                       (c) Form of Distribution Agreement between The Penn Insurance and Annuity Company and Hornor, Townsend & Kent, Inc. dated March 1, 1995. Incorporated herein by reference to Exhibit 3(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

                       (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.


                       (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws), Incorporated herein by reference to Exhibit 3(e) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000970) on
                               April 26, 2000.


                   4.  (a)     Individual Variable and Fixed Annuity Contract
                               (Form IA-94). Incorporated herein by reference to
                               Exhibit 4(a) to Post Effective Amendment No. 5 to
                               Registrant's Registration Statement on Form N-4
                               (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0000950116-99-000846) on April 28, 1999.

                       (b) Endorsement No. PI 1534-96 to Individual Retirement Annuity Contract. Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on
                               April 28, 1999.

                       (c) Endorsement No. PI 1542-97 to Tax Deferred Annuity 403(b) Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on
                               April 28, 1999.

                       (d) Endorsement No. PI 1536-90-403(b) Loan Endorsement. Incorporated herein by reference to
                               Exhibit 4(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

                       (e) Endorsement No. PI 1543-90 to Non-Transferrable Annuity -401(g). Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28,
                               1999.

                       (f) Endorsement No. PI 1542-90 to Tax Deferred Annuity-403(b). Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange

                               Commission via EDGAR (Accession
                               No. 0000950116-99-000846) on April 28, 1999.

                   5. Application for Individual Variable and Fixed Annuity Contract (Form PI 1335). Incorporated herein by reference to Exhibit 5 to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

                   6.  (a)     Certificate of The Penn Insurance and Annuity
                               Company. Incorporated herein by reference to
                               Exhibit 6(a) to Post Effective Amendment No. 5 to
                               Registrant's Registration Statement on Form N-4
                               (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                               0000950116-99-000846) on April 28, 1999.

                       (b) By-laws of The Penn Insurance and Annuity Company. Incorporated herein by reference to
                               Exhibit 6(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on April 28, 1999.

                   7.          None.

                   8.  (a)(1)  Sales Agreement between The Penn Insurance and
                               Annuity Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002470) on
                               April 29, 1996.

                       (a)(2) Assignment and Modification Agreement between Neuberger & Berman Management Trust, Neuberger & Berman Advisers Managers Trust, Advisers Managers Trust and The Penn Insurance and Annuity Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002470) on April 29,1996.

                       (a)(3) Amendment to Participation Agreement between The Penn Insurance and Annuity Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1997.

                       (b) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund. Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on
                               April 28, 1999.

                       (c) Participation Agreement between The Penn Insurance and Annuity Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(d) to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000846) on
                               April 28, 1999.

                       (d) Form of Sales Agreement between Penn Series Funds, Inc. and The Penn Insurance and Annuity Company. Incorporated herein by reference to
                               Exhibit 8(d) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000809) on April 23, 2002.

                       (e) Participation Agreement between The Penn Insurance and Annuity Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000) Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4 (File no. 33-83120), as filed with the Securities and Exchange Commission via EDGAR, (Accession No. 000950109-97-003327) on April 30, 1997.


                   9. Opinion of Franklin L. Best, Jr., Managing Corporate Counsel to The Penn Mutual Life Insurance Company (parent of the Company), as to the legality of the Contracts. Incorporated herein by reference to Exhibit 9 to Post -Effective Amendment No. 7 to Registrant's Registration Statement on Form N-4 (File No. 33-83120 and Accession No. 0000950116-01-000687)
                               on April 26, 2000.


                   10.         Consent of Ernst & Young LLP. Filed herewith.

                   11.         None.

                   12.         None.

                   13. Schedule for Computation of Performance Quotations. Filed herewith.

                   14. (a) Powers of Attorney of Directors. Incorporated herein by reference to Exhibit 14(a) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form N-4 (File No. 33-83120) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000970) on April 26, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following table sets forth all of the directors and officers of the Depositor.

NAME                                  POSITION AND OFFICES WITH DEPOSITOR

Daniel J. Toran                       Director, President

Robert E. Chappell                    Director, Chairman of the Board

Nancy S. Brodie                       Director, Executive Vice President and
                                      Chief Financial Officer

Larry L. Mast                         Director

NAME                                  POSITION AND OFFICES WITH DEPOSITOR

Ernest K. Noll                        Director




Peter M. Sherman                      Executive Vice President, Chief Investment
                                      Officer

Richard F. Plush                      Vice President and Chief Actuary




Ann M. Strootman                      Controller

Steven M. Herzberg                    Treasurer

Franklin L. Best, Jr.                 Secretary and Counsel




The business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The Depositor is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company.

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-------------------------------          ------------------------------            -----------------------------
The Penn Insurance and Annuity Company   Life Insurance and Annuities              Delaware
Independence Capital Management, Inc.    Investment Adviser                        Pennsylvania
Penn Janney Fund, Inc.                   Investments                               Pennsylvania
INDEPENDENCE SQUARE PROPERTIES, LLC.     Holding Company                           Pennsylvania
The Pennsylvania Trust Company           Trust Company                             Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, LLC.
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
---------------------------------------- ----------------------------------------- ---------------------------------
INDEPRO CORPORATION                      Real Estate Investment                    Delaware
Economic Resources Associates, Inc.      Real Estate Investment                    Delaware
WPI Investment Company                   Real Estate Investment                    Delaware
Hornor, Townsend & Kent, Inc.            Registered Broker-Dealer and              Pennsylvania
                                         Investment Adviser
JANNEY MONTGOMERY SCOTT LLC              Registered Broker-Dealer and              Delaware
                                         Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-------------------                      ----------------------                    --------------------------
Indepro Property Fund I Corporation      Real Estate Investment                    Delaware
Indepro Property Fund II Corporation     Real Estate Investment                    Delaware
Commons One Corporation                  Real Estate Investment                    Delaware
West Hazleton, Inc.                      Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                              PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-------------------                      ----------------------                    --------------------------
JMS Resources, Inc.                      Oil and Gas Development                   Pennsylvania
JMS Investor Services, Inc.              Insurance Sales                           Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 2003, there were:

         3,126 owners of qualified individual variable annuity contracts 2,366 owners of nonqualified individual variable annuity contracts


ITEM 28. INDEMNIFICATION

         Article 4.1 of the By-laws of The Penn Insurance and Annuity Company provides as follows: "The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding either civil, criminal, administrative or investigative by reason of the fact that he is or was a Director, Officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee of another enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the extent that such person is not otherwise indemnified and the power to do so has been or may be granted by statute. For this purpose the Board of Directors may, and on request of any such person shall be required to, determine in each case whether or not the applicable standards in any such statute have been met, or such determination shall be made by independent legal counsel, if the Board so directs or if the Board is not empowered by statute to make such determination."
         Article 4.2 further provides that the foregoing indemnification provision is not exclusive, and Article 4.3 authorizes the Board to purchase at the Company's expense insurance and to give other indemnification to the extent permitted by law.

         Selling Agreements entered into by The Penn Insurance and Annuity Company ("PIA") and its affiliate, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of PIA and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         Hornor, Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

         Hornor, Townsend & Kent, Inc. serves as principal underwriter for variable annuity and variable life insurance contracts issued by Penn Mutual and funded through Variable Annuity Account III and Variable Life Account I.

         HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS


         Daniel J. Toran, Chairman of the Board
         Steven O. Miller, Director, President and Chief Executive Officer Michael A. Biondiollo, Director
         Larry L. Mast, Director
         Nina M. Mulrooney, Director and Senior Vice President, Compliance Linda Simon, Senior Vice President, Trading and Operations Charles L. Bennett, Vice President, Compliance
         Patricia L. Carbee, Vice President, Sales and Marketing
         Joseph R. Englert, Vice President, Trading and Operations Franklin L. Best, Jr., Counsel
         Laura M. Ritzko, Secretary
         J. Clay Luby, Treasurer
         Elizabeth A. Knoll, Assistant Treasurer
         Eileen M. Tkacik, Auditor

The principal business address of Mss. Carbee, Ritzko and Tkacik and Messrs. Biondolillo, Luby, Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.


            COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR


                                NET UNDERWRITING          COMPENSATION
NAME OF PRINCIPAL                DISCOUNTS AND                ON                 BROKER               OTHER
    UNDERWRITER                   COMMISSIONS              REDEMPTION          COMMISSIONS         COMMISSIONS
---------------------------- ------------------------ -------------------- ------------------- --------------------
Hornor, Townsend & Kent,            $ 2,145                     $                   $                   $
Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

         The Penn Insurance and Annuity Company
         600 Dresher Road
         Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES

         See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

         THE PENN INSURANCE AND ANNUITY COMPANY HEREBY UNDERTAKES:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 22nd day of April, 2003.


                                          PIA VARIABLE ANNUITY ACCOUNT I
                                          (Registrant)

                                          THE PENN INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                          By: /s/ Daniel J. Toran
                                             --------------------------
                                                  Daniel J. Toran
                                                  President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the __th day of April, 2003.


SIGNATURE                            TITLE

/s/ Daniel J. Toran                  President and Director
--------------------------           (Principal Executive Officer)
Daniel J. Toran


/s/ Nancy S. Brodie                  Executive Vice President,
--------------------------           Chief Financial Officer and Director
Nancy S. Brodie                      (Principal Financial Officer)


/s/ Ann M. Strootman                 Controller
-------------------                  (Principal Accounting Officer)
Ann M. Strootman


*Robert E. Chappell                  Director

*Larry L. Mast                       Director

*Ernest K. Noll                      Director


*By:  /s/ Daniel J. Toran
      ---------------------------------
      Daniel J. Toran, attorney-in-fact

                                           EXHIBIT INDEX



EX.99  B10           Consent of Ernst & Young LLP.

EX.99  B13           Schedule for Computation of Performance Quotations.